Investment Strategy	Jul. 25, 2025
STKd 100% Bitcoin & 100% Gold ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing via U.S.-listed futures contracts as well as pooled investment vehicles, such as exchange-traded products (“ETPs”) (“Underlying Funds”), in two complementary asset classes, a modern digital asset class (bitcoin) (the “Bitcoin strategy”) and a traditional asset class (gold) (the “Gold strategy”). Although ETPs may be referred to as “ETFs” or “funds,” ETPs are not registered under the 1940 Act and therefore are not subject to 1940 Act protections.

Bitcoin and gold are often viewed as complementary asset classes due to their differing characteristics and benefits. Gold is a traditional store of value, recognized for its stability and use as a hedge against inflation and economic uncertainty. Bitcoin, as a digital asset, offers high growth potential and diversification benefits, especially in the context of technological innovation and financial decentralization. While gold provides security and risk mitigation, bitcoin adds potential for capital appreciation and exposure to digital asset markets, making them complementary in balancing risk and reward in a diversified portfolio.

Bitcoin is sometimes referred to as "digital gold" due to the belief that it may serve as a durable store of value, similar to gold. However, bitcoin has not yet fully achieved this status, and there remains a low correlation between the performance of bitcoin and gold. As a result, bitcoin may not currently exhibit the same stability or risk mitigation properties as gold in periods of market stress or inflationary environments.

The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bitcoin strategy together with the total returns of holdings in the Fund’s Gold strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bitcoin strategy and approximately one dollar of exposure to the Fund’s Gold strategy. So, the return of the Gold strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bitcoin strategy (minus the cost of financing).  Under normal circumstances, the Fund’s notional exposure to the Bitcoin strategy will represent approximately 100% of the Fund’s net assets, and the Fund’s notional exposure to Gold strategy will represent approximately 100% of the Fund’s net assets. The Underlying Funds may gain their exposure to the underlying asset classes either directly, or through the use of derivative instruments, such as futures contracts and swaps.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the Bitcoin strategy and the Gold strategy (as described more fully below). If you invest one dollar in the Fund, one dollar’s worth of that investment will track the performance of the Fund’s Bitcoin strategy (as described more fully below), behaving similarly to how bitcoin price performs. In addition, one’s dollar’s worth of that investment will track the performance of the Gold strategy, mirroring the ups and downs of the price of gold. Through the Fund’s use of leverage, each dollar invested is effectively doubled to follow and potentially profit (or experience losses) from two different investment strategies. The Fund’s investment strategy is based on the belief that the combination of investing in the Bitcoin strategy and the Gold strategy may provide complementary benefits, given their historically low correlation (their historical price movements have not been closely related). By blending assets with low correlation, the Fund aims to reduce the impact of short-term market fluctuations on the overall investment outcome, potentially providing a more stable investment trajectory.

The Fund will invest primarily in:

●	Gold futures contracts

●	Bitcoin futures contracts

●	Underlying Funds providing exposure to gold

●	Underlying Funds providing exposure to bitcoin

●	Cash and cash equivalents

●	Reverse repurchase agreements

Bitcoin Strategy

The Fund seeks to capture the price return of bitcoin. To do so, the Fund will invest in bitcoin futures contracts and Underlying Funds that provide exposure to bitcoin and/or U.S. listed bitcoin futures. With respect to the Underlying Funds, low-cost bitcoin ETPs that have ample liquidity will be favored. Under normal circumstances, the Fund’s notional exposure to the Bitcoin strategy will represent approximately 100% of the Fund’s net assets.

Gold Strategy

The Fund seeks to capture the price return of gold. To do so, the Fund will invest in gold futures contracts and Underlying Funds that provide exposure to gold, and/or U.S. listed gold futures. With respect to the Underlying Funds, low-cost gold ETPs that have ample liquidity will be favored. Under normal circumstances, the Fund’s notional exposure to the Gold strategy will represent approximately 100% of the Fund’s net assets.

Example: If the Fund has $100 in assets, the Fund expects to achieve $100 of exposure to the Bitcoin strategy and $100 of exposure to the Gold strategy. This is akin to investing $100 in a bitcoin strategy fund, borrowing $100, and putting the borrowed $100 in a gold strategy fund.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. Via the Fund’s use of futures in both its Bitcoin strategy and Gold strategy (described below), the Fund provides leveraged exposure to a combination of bitcoin and gold.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

The Fund does not invest directly in gold or gold bullion. Investors seeking direct exposure to the price of gold should consider an investment other than the Fund.

Cayman Subsidiary:

The Fund intends to gain exposure to futures contracts and the Underlying Funds either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser (as defined below) and the Sub-Adviser (as defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in futures contracts and Underlying Funds that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund's investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 10% to 65% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts. Over a quarter end the percentage will likely be more than 75%, due to asset diversification requirements which the Fund must meet in order to qualify as a RIC, but the Fund will likely reinvest some of its liquid assets in the Subsidiary after the end of a quarter.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) gold futures, (b) bitcoin futures, (c) Underlying Funds providing exposure to gold, and (d) Underlying Funds providing exposure to bitcoin. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Adviser reallocates the Fund’s portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 100% to bitcoin and 100% to gold. However, between reallocation dates, the allocation between the two assets may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

The Fund does not intend to hold futures contracts through expiration, but instead will roll its “prompt” futures positions. Rolling occurs when the Fund closes out of a futures contract as it nears expiration and then replaces it with a contract that has a later expiration. A “prompt” futures contract refers to the Fund’s futures contracts that are closest to expiration (e.g., for delivery in the next calendar month).

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin's history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund’s notional exposure to the Gold strategy will represent approximately 100% of the Fund’s net assets.
Quantify Absolute Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income with the potential for capital appreciation while seeking to protect from downside risk. The Fund invests primarily in US-exchange-listed closed-end funds and ETFs (collectively, “Underlying Funds”). In certain situations, instead of investing in shares of Underlying Funds, the Fund may directly invest in a mix of other securities. These include equities (U.S. and foreign), debt securities, master limited partnerships, business development company securities, as well as derivative instruments. The Fund may invest in Underlying Funds that, in turn, invest in a wide variety of asset classes. The Underlying Funds in which the Fund invests may invest in stocks, bonds, and other financial investments that, in the view of the Fund’s sub-adviser, Quantify Chaos Advisors, LLC (the “Sub-Adviser”), have the potential to generate income and offer competitive returns relative to their risk. The types of Underlying Funds that the Fund may invest in are described below under “Underlying Funds.” As part of the investment strategy, the Fund seeks to protect against downside risk by employing short-selling and derivative strategies. The Fund will also employ leverage, in the form of bank borrowings, and may also invest in leveraged ETFs.

In selecting investments for the Fund, the Sub-Adviser uses a process that includes fundamental analysis, quantitative analysis, and its own proprietary screening tools. The Fund’s primary source of yield is expected to come from its closed-end fund investments. However, the Fund will also invest in ETFs to seek additional yield, and to diversify the Fund’s overall investment portfolio. Further, the Fund will use a buy-write option strategy to seek additional income.

●	“Downside risk” refers to the potential for financial loss or a decrease in the value of the Fund’s assets. The Sub-Adviser’s short selling and derivative strategies are implemented as protective measures against such risks. However, it’s important to note that these strategies themselves can introduce additional risks. Short selling, for instance, can lead to potentially unlimited losses if the price of the borrowed asset rises instead of falling. Similarly, derivatives can increase leverage risk and, depending on the type of derivative, might lead to significant losses under certain market conditions. The Sub-Adviser seeks to manage these risks through careful strategy selection and ongoing monitoring.

Closed-End Fund Analyses

First, the Sub-Adviser reviews the universe of US-exchange listed closed-end funds to identify a universe of funds that are trading at a discount to their net asset value (NAV). Shares of exchange-listed closed-end funds can sometimes trade at a price which is below the current market value, per share, of the fund’s investments less its expenses. When this occurs, the fund is said to be trading at a discount to its NAV. The Sub-Adviser compares the current discounts of these closed-end funds to their historical trading ranges to identify funds that are currently trading at a large discount relative to their historical averages. The Sub-Adviser uses a scoring system, called the Z-score, which calculates the distance of a fund’s current trading price to its historical average, factoring in standard deviation. Using this scoring system, the Sub-Adviser seeks to identify closed-end funds with the lowest “Z scores.” indicating that these funds are trading at large relative discounts as compared to their historical averages.

In addition to analyzing a closed-end fund’s discount, the Sub-Adviser analyzes, as applicable, each closed-end fund’s total asset size, any significant recent price movements, and current yield. In selecting potential investments for the Fund, the Sub-Adviser’s aim is to find those closed-end funds trading at a significant relative discount to their NAV, but with a current yield expected to remain stable or increase.

ETF Analyses

When determining the Fund’s potential investments in ETFs, the Sub-Adviser evaluates an initial universe all U.S. listed ETFs using a proprietary tool called the Risk-Adjusted Excess Income Ratio (RAEI). The Sub-Adviser uses RAEI to help it select ETFs that have the potential to provide outsized “risk-adjusted income.” That is, ETFs that may provide yield in excess of that which would normally be expected given the volatility of the ETF’s share price. A positive RAEI result compared to similar investments indicates a potentially superior risk-adjusted yield.

As described more below under “Portfolio Construction & Downside Protection,” the Sub-Adviser also evaluates ETFs to seek to diversify the Fund’s overall portfolio. To do so, the Sub-Adviser analyzes ETFs based on their price fluctuations (volatility), how they move in relation to other ETFs and closed-end funds (correlation), and for purposes of the Sub-Adviser’s buy-write strategy (described below), the availability of options for on such ETFs.

Buy-Write Strategy

The Fund employs a buy-write options strategy to seek to augment income from its ETF holdings that were selected primarily for diversification purposes. By owning the underlying ETFs and concurrently writing (selling) call options on them, the Fund captures premium income, enhancing its overall yield. This strategy seeks to generate cash flow, although it will limit the upside potential during periods when the share price of the Underlying ETF rises above the strike price of the sold call option. The buy-write approach serves as a hedge against mild downturns, contributing to the Fund’s risk-adjusted returns.

Furthermore, the Sub-Adviser’s buy-write strategy is designed to provide a buffer against mild market downturns, due to the option premiums acting as a cushion, together with the Sub-Adviser’s selection of assets with low correlation to the broader portfolio. However, it is important to recognize that while this strategy mitigates some downside risks, it does not fully eliminate exposure to the Underlying ETF returns.

PORTFOLIO CONSTRUCTION & DOWNSIDE PROTECTION

The Sub-Adviser next takes a broad view of the financial markets and the global political and economic conditions to identify the current market conditions. These insights then determine the Fund’s net exposure. “Net exposure” refers to the overall level of risk the Fund is exposed to, considering both its investment positions and any hedges in place. For instance, in a high-inflation scenario, the Sub-Adviser might extend the portfolio’s duration hedge by shorting Treasury Futures, thereby reducing net exposure. If forward price-to-earnings (P/E) ratios approach historical peaks, the Sub-Adviser may hedge equity exposure within the closed-end funds by shorting similar assets. In contrast, in a market with subdued inflation and low P/Es ratios, hedges might be minimized, and leverage used to amplify the Fund’s net exposure. The Fund’s net exposure will vary between 0-200%, depending on economic conditions and opportunities for discounts in the closed-end fund universe.

The Sub-Adviser seeks to build a portfolio where the combined securities have low price volatility. In constructing the portfolio, the Sub-Adviser seeks to select Underlying Funds that have low or opposite correlations to one another, so as to reduce the overall volatility of the Fund’s portfolio. Some of the mathematical tools used by the Sub-Adviser to construct the portfolio are described below under “Additional Information about the Fund”.

The Sub-Adviser employs an active management approach in determining the Fund’s asset allocation, which involves a careful analysis of the combined exposure across its closed-end funds, ETFs, and buy-write strategies. This approach is guided by an understanding of how these different assets correlate with each other – a concept known as covariance, which assesses how the returns of two assets move in relation to each other. To inform its decision, the Sub-Adviser regularly reviews SEC filings for closed-end funds and ETFs, as well as daily data files for all the ETFs included in the portfolio. In an effort to maintain portfolio stability amidst varying strategies, the Sub-Adviser conducts daily monitoring and rebalances the portfolio as deemed appropriate to respond to market drift.

Underlying Funds

Underlying Funds may invest in equity securities, which may include securities of companies in foreign and emerging markets (including through depositary receipts or other securities convertible into securities of foreign issuers) and companies of all market capitalizations. Investments in fixed income by Underlying Funds may include but are not limited to, high-yield (junk) or non-investment grade securities, mortgage-related and other asset-backed securities, real estate investment trusts (“REITs”), loan participations, inflation-protected securities, structured securities, variable, floating, inverse floating rate instruments, and preferred stock. Underlying Funds may invest in fixed-income securities with a range of maturities from short-term to long-term durations. Additionally, Underlying Funds may invest in derivatives instruments. Further, the Fund may invest in leveraged ETFs, for example, ETFs that seek daily leveraged investment results that correspond to two times the performance of an underlying index (“Leveraged ETFs”). Underlying Funds may also include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index) (“Inverse ETFs”). Lastly, closed-end funds can also invest in companies that are private (e.g., their shares are not available for purchase on a securities exchange).

The Fund indirectly invests the foregoing variety of assets through its holdings in Underlying Funds, which themselves directly invest in a wide range of securities and financial instruments. While the Fund’s principal strategy involves selecting and investing in these Underlying Funds, the direct holdings of these funds can range from equity and fixed-income securities to more complex instruments like derivatives and leveraged ETFs, representing a broader scope of investment approaches and risk profiles compared to the Fund’s direct investments. The Sub-Adviser believes that, under normal market conditions, large market price discounts (or premiums) to an Underlying Fund’s net asset value will not be sustained because of arbitrage opportunities.

Leveraging

The Fund will borrow for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. The Fund’s net exposure will range from 0% to 200%. Further, as noted above, the Fund may invest, from time to time, in Leveraged ETFs.

The Fund strategically allocates approximately 50% of its investment portfolio to short positions in select ETFs, anticipating a decline in their market values. The Fund may also obtain short exposure via investments in Inverse ETFs. The allocation to short positions is a critical component of the Fund’s overall risk and return profile, with the net exposure attributable to this strategy fluctuating markedly, ranging from 0% to 200% of the Fund’s total value. Furthermore, the Fund may periodically engage in investments in Leveraged ETFs as part of its investment strategy, enhancing the diversification and potential for augmented returns.

Risk Mitigation

To seek to manage risks like credit and interest rate fluctuations and to adjust the Fund’s exposure to the stock and bond markets, the Fund uses different derivative instruments like futures, swaps, and options on swaps. It may also take short positions in the Underlying Funds via short sales and derivatives to seek to achieve these goals.

Please see “Additional Information about the Fund” below for a description of some of the terms and investing techniques noted above.

Other Investments

If investing in a particular Underlying Fund is not feasible or cost-effective, the Fund may invest directly in equities (U.S. and foreign), debt securities, master limited partnerships, business development company securities, and derivatives corresponding to the asset class(es) of that Underlying Fund. The Fund’s derivatives instruments may include option contracts, swaps contracts (equity swaps and credit default swaps), and futures contracts (including futures contracts on commodities). The Sub-Adviser will choose these investments based on their alignment with distinct asset classes, especially when the investments demonstrate prospects for high income and low risk. This strategy adheres to the Fund’s RAEI criteria, maintaining a consistent investment approach that seeks to optimize income opportunities while seeking to manage risk.

The Fund may invest up to 15% of its assets in illiquid assets such as distressed or private investments, provided that the Fund will not invest more than 10% of its assets in investments that are rated CCC or lower, or its equivalent, by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”).

Under normal circumstances, the Fund will invest 80% of its net assets, plus borrowing, in securities that produce income. For the Fund’s 80% test, the phrase “securities that produce income” encompasses investments primarily selected for their potential to generate income. This includes both direct income-producing securities and those used for hedging risks that contribute to enhancing the portfolio’s overall income. An example of the latter is the difference in income distributions (spread) between a long position in a closed-end fund and a short position in an ETF, where both hold securities in the same asset class. The focus is on ensuring that at least 80% of the Fund’s securities are oriented towards income generation, either directly or through strategic hedging.

The Fund is classified as a non-diversified fund under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest 80% of its net assets, plus borrowing, in securities that produce income.